Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document And Entity Information [Abstract]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This amendment No. 1 ("Amendment No. 1") to our annual report on Form 20-F for the fiscal year ended December 31, 2015 (the "2015 20-F") hereby amends Item 18 and Item 19 of the 2015 20-F. The 2015 20-F was originally filed with the Securities and Exchange Commission on May 17, 2016 (the "Original Report"). This Amendment No. 1 is being filed to: 1. Amend Item 3 and Item 5 of the Original Report and certain line items of our consolidated financial statements to reflect the reclassification of certain expense items as "provisions for doubtful accounts and notes;" 2. Amend Item 18 of the Original Report to furnish our consolidated financial statements for the fiscal year ended December 31, 2013; 3. Amend certain notes to our consolidated financial statements for the years ended December 31, 2013, 2014 and 2015. This Amendment No. 1 speaks as of the filing date of the Original Report. Other than as set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate any other information or disclosure included in the Original Report or reflect any events that have occurred since May 17, 2016. As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, we are also filing and furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002, respectively, as exhibits to this Amendment No. 1.
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Registrant Name	SPI Energy Co., Ltd.
Entity Central Index Key	0001210618
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	639,065,172